UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS -92.9%
	ARGENTINA - 1.2%
14,000	Arcos Dorados Holdings, Inc. - A Shares	$385,980

	AUSTRALIA - 5.9%
27,065	Aston Resources Ltd.*	337,336
211,945	Lynas Corp., Ltd.*	410,070
9,016	Newcrest Mining Ltd.	387,914
16,708	Westpac Banking Corp.	367,915
67,918	Whitehaven Coal Ltd.	434,879
		1,938,114

	BERMUDA - 1.2%
11,880	Seadrill Ltd.	385,130

	BRAZIL - 6.6%
3,320	CCR SA	99,064
8,600	Cosan SA Industria e Comercio	128,036
39,300	Gerdau SA - ADR	339,159
41,500	Gol Linhas Aereas Inteligentes SA - ADR	322,870
17,100	Itau Unibanco Holding SA - Preferred ADR	310,536
7,180	Lojas Renner SA	269,538
46,490	Marfrig Alimentos SA	223,995
13,200	Natura Cosmeticos SA	312,690
15,950	Sul America SA - Units	177,345
		2,183,233

	CANADA - 5.5%
4,400	Agrium, Inc.	378,224
1,768	Bank of Nova Scotia	98,447
9,600	Goldcorp, Inc.	498,432
17,645	Pacific Rubiales Energy Corp.	434,053
7,000	Potash Corp of Saskatchewan, Inc.	405,860
		1,815,016
	CHILE - 2.6%
228,585	AquaChile SA*	184,335
26,570	Cencosud SA	168,301
18,000	Lan Airlines SA - ADR	506,700
		859,336

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011 (Unaudited)

Number of Shares		Value
	CHINA - 4.7%
2,900	Baidu, Inc. - ADR*	$422,762
7,800	Home Inns & Hotels Management, Inc. - ADR*	298,272
19,800	Ping An Insurance Group Co. of China Ltd. - H Shares	158,560
17,800	Tencent Holdings Ltd.	422,947
32,000	Tingyi Cayman Islands Holding Corp.	90,215
22,000	Yingli Green Energy Holding Co., Ltd. - ADR*	140,360
		1,533,116

	COLOMBIA - 1.2%
20,455	Grupo Odinsa SA	100,664
9,229	Petrominerales Ltd.	288,000
		388,664

	DENMARK - 2.8%
4,820	Novo Nordisk A/S - B Shares	514,437
2,670	Novozymes A/S - B Shares	391,027
		905,464

	FINLAND - 1.5%
4,800	Kone OYJ - B Shares	284,357
30,000	Nokia Corp. - ADR	193,200
		477,557

	FRANCE - 2.5%
3,910	L'Oreal SA	425,688
1,835	LVMH Moet Hennessy Louis Vuitton SA	310,912
610	Schneider Electric SA	81,580
		818,180

	GERMANY - 2.2%
17,400	Aixtron SE - ADR	393,066
15,840	KUKA AG	339,035
		732,101
	HONG KONG - 3.0%
3,500	China Mobile Ltd. - ADR	179,095
35,800	China Resources Enterprise Ltd.	145,300
22,500	Dairy Farm International Holdings Ltd.	186,525
5,300	Hong Kong Exchanges and Clearing Ltd.	99,249

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011 (Unaudited)

Number of Shares		Value
	HONG KONG – CONTINUED
115,640	Li & Fung Ltd.	$208,530
53,600	Sands China Ltd.*	166,600
		985,299

	INDIA - 0.5%
2,945	HDFC Bank Ltd. - ADR	98,245
2,000	ICICI Bank Ltd. - ADR	78,720
		176,965

	INDONESIA - 0.5%
682,000	Adaro Energy Tbk PT	167,373

	IRELAND - 1.3%
12,890	Shire PLC	415,766

	JAPAN - 3.0%
200	Rakuten, Inc.	225,415
7,400	Sanrio Co., Ltd.	314,092
58,800	Toray Industries, Inc.	443,860
		983,367
	NETHERLANDS - 0.2%
1,800	ASML Holding NV	63,486

	NORWAY - 3.3%
6,920	Cermaq ASA	86,432
27,960	Morpol ASA*	72,711
15,700	Statoil ASA	377,555
10,190	Yara International ASA	561,906
		1,098,604

	POLAND - 0.9%
2,395	Powszechny Zaklad Ubezpieczen SA	295,386

	SINGAPORE - 1.8%
384,000	Breadtalk Group Ltd.	175,372
64,000	Goodpack Ltd.	91,140
43,507	Keppel Corp., Ltd.	335,975
		602,487

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011 (Unaudited)

Number of Shares		Value
	SOUTH AFRICA - 0.6%
8,000	Impala Platinum Holdings Ltd.	$205,631

	SPAIN - 2.6%
43,474	Banco Bilbao Vizcaya Argentaria SA - ADR	395,179
49,440	Banco Santander SA - ADR	458,803
		853,982

	SWEDEN - 0.5%
5,640	Svenska Handelsbanken AB - A Shares	155,019

	SWITZERLAND - 3.7%
8,800	Nestle SA - ADR	546,260
1,785	Schindler Holding AG	212,091
7,300	Syngenta AG - ADR	462,163
		1,220,514

	TURKEY - 1.9%
30,110	Akfen Holding AS*	149,474
32,220	Anadolu Efes Biracilik Ve Malt Sanayii AS	360,691
76,284	Turk Hava Yollari AO*	106,324
		616,489

	UNITED KINGDOM - 2.4%
21,400	African Barrick Gold Ltd.	189,846
21,850	Kingfisher PLC	83,884
7,905	Renishaw PLC	180,934
15,167	Standard Chartered PLC	344,688
		799,352

	UNITED STATES - 28.8%
1,100	Apple, Inc.*	423,313
45,000	BNK Petroleum, Inc.*	147,044
10,900	Boeing Co.	728,774
13,500	Brigham Exploration Co.*	392,850
15,000	Central European Distribution Corp.*	105,600
7,000	Coach, Inc.	393,540
4,000	Cummins, Inc.	371,680
9,300	Deere & Co.	751,626

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011 (Unaudited)

Number of Shares		Value
	UNITED STATES – CONTINUED
10,000	EI du Pont de Nemours & Co.	$482,700
5,000	EMC Corp.*	112,950
3,000	Flowserve Corp.	283,020
6,000	Freeport-McMoRan Copper & Gold, Inc.	282,840
500	Google, Inc. - A Shares*	270,480
14,300	Johnson Controls, Inc.	455,884
8,300	Joy Global, Inc.	692,635
4,000	Juniper Networks, Inc.*	83,720
3,000	Lindsay Corp.	186,600
15,000	Mitek Systems, Inc.*	164,250
10,000	Oasis Petroleum, Inc.*	266,000
6,000	Pioneer Natural Resources Co.	469,020
5,500	Polypore International, Inc.*	339,185
2,700	Precision Castparts Corp.	442,395
4,515	Schlumberger Ltd.	352,712
2,925	Southern Copper Corp.	98,777
13,000	St. Joe Co.*	239,720
6,000	Timken Co.	236,100
15,000	Titan International, Inc.	322,500
14,000	US Bancorp	324,940
700	VMware, Inc. - A Shares*	66,052
		9,486,907

	TOTAL COMMON STOCKS
	(Cost $32,404,401)	30,548,518

	SHORT-TERM INVESTMENTS - 4.1%
1,344,677	Fidelity Institutional Government Portfolio - 0.01%†	1,344,677
	Total Short-Term Investments	1,344,677
	(Cost $1,344,677)

	TOTAL INVESTMENTS - 97.0%
	(Cost $33,749,078)	31,893,195
	Other Assets in Excess of Liabilities - 3.0%	995,475
	Total Net Assets - 100.0%	$32,888,670

* Non-income producing security
ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of August 31, 2011
Sector Representation as a % of Net Assets (Unaudited)

Sector Breakdown	% of Net Assets
Industrials	21.2%
Materials	17.9%
Energy	11.3%
Financials	11.0%
Consumer Staples	9.8%
Consumer Discretionary	9.5%
Information Technology	8.9%
Health Care	2.8%
Telecommunication Services	0.5%
Total Long-Term Investments	92.9%
Short-Term Investments	4.1%
Total Investments	97.0%
Other Assets in Excess of Liabilities	3.0%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – August 31, 2011 (Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – August 31, 2011 (Unaudited)
(Continued)

Note 3 – Federal Income Taxes
At August 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$33,787,065

Gross unrealized appreciation	$1,351,788
Gross unrealized depreciation	(3,245,658)
Unrealized depreciation on foreign currency	(29,493)
Net unrealized depreciation on investments and foreign currency translations	$(1,923,363)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – August 31, 2011 (Unaudited)
(Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3** (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks
Consumer Discretionary	$3,112,646	$-	$-	$3,112,646
Consumer Staples	2,851,460	360,691	-	3,212,151
Energy	3,547,242	167,373	-	3,714,615
Financials	3,602,753	-	-	3,602,753
Health care	930,203	-	-	930,203
Industrials	6,727,992	255,798	-	6,983,790
Information Technology	2,937,519	-	-	2,937,519
Materials	5,875,746	-	-	5,875,746
Telecommunication Services	179,095	-	-	179,095
Short-Term Investments	1,344,677	-	-	1,344,677
Total Investments, at Value	$31,109,333	$783,862	$-	$31,893,195

*In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.  In this circumstance $783,862 of investment securities were classified as level 2 instead of level 1.

**The fund did not hold any level 3 securities at August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

CERTIFICATION

I, John P. Zader, certify that:

1.	I have reviewed this report on Form N-Q of the Jubak Global Equity Fund, a series of Investment Managers Series Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/21/11	/s/ JOHN P. ZADER
Date	John P. Zader President

CERTIFICATION

I, Rita Dam, certify that:

1.	I have reviewed this report on Form N-Q of the Jubak Global Equity Fund, a series of Investment Managers Series Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/21/11	/S/ RITA DAM
Date	Rita Dam Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	10/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	10/21/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	10/21/11

* Print the name and title of each signing officer under his or her signature.